Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and Other Receivables
Schedule of trade and other receivables

	As of
	December 31,
	2019	2020
Due from charterers	1,767	5,070
VAT receivable	26	48
Accrued income	1,646	4,010
Insurance claims	1,099	3,584
Other receivables	2,609	3,553
Total	7,147	16,265